UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax-Managed Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	10/31/2004

Date of reporting period:	10/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Large-Cap Core Equity Fund

OCTOBER 31, 2004	ANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

December 15, 2004

We hope that you find the annual report for the Dryden Large-Cap Core Equity Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Large-Cap Core Equity Fund

Dryden Large-Cap Core Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Large-Cap Core Equity Fund (the Fund) is long-term after-tax growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 10/31/04
	One Year	Five Years	Since Inception[2]
Class A	9.40%	–8.07%	3.60%
Class B	8.63	–11.41	–0.60
Class C	8.63	–11.41	–0.60
Class Z	9.70	–6.90	5.20
S&P 500 Index[3]	9.41	–10.60	–0.78
Lipper Large-Cap Core Funds Avg.[4]	5.97	–13.96	–5.15

Average Annual Total Returns[1] as of 9/30/04
	One Year	Five Years	Since Inception[2]
Class A	8.35%	–1.79%	–0.57%
Class B	8.87	–1.58	–0.45
Class B—Return After Taxes on Distribution	8.87	–1.58	–0.45
Class B—Return After Taxes on Distribution and Sale of Fund Shares	5.77	–1.26	–0.36
Class C	12.87	–1.38	–0.27
Class Z	14.90	–0.40	0.72
S&P 500 Index[3]	13.86	–1.31	–0.41
Lipper Large-Cap Core Funds Avg.[4]	10.19	–2.48	–1.48

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 3/3/99.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices in the United States have performed.

4The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 10/31/04
General Electric Co., Industrial Conglomerates	2.8%
Citigroup, Inc., Financial Services	2.8
Pfizer, Inc., Pharmaceuticals	2.6
Wal-Mart Stores, Inc., Multiline Retail	2.5
Exxon Mobil Corp., Petroleum & Coal	2.4

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 10/31/04
Financial Services	11.1%
Pharmaceuticals	7.0
Banking	5.5
Computer Software & Services	5.4
Oil & Gas Exploration/Production	5.1

Industry weightings are subject to change.

Dryden Large-Cap Core Equity Fund	3

Investment Adviser’s Report

Prudential Investment Management, Inc.

During this fiscal year, the Fund’s Class A shares performed in line with the S&P 500 Index. It was a difficult year for many investment managers, however, and the Fund’s return was substantially higher than the Lipper Large-Cap Core Funds Average, a measure of comparable funds’ performance.

The Fund is actively managed. We invest in both rapidly growing and slowly growing companies. Doing this limits our exposure to any particular style of investing and can reduce the Fund’s volatility relative to the S&P 500 Index. When selecting the stocks of more rapidly growing companies, we place a much heavier emphasis on signals about their future growth prospects. We call these signals “news.” For example, upward revisions in the earnings forecasts of Wall Street analysts characterize many good news situations. We emphasize attractive valuation for slowly growing stocks and invest more heavily in stocks that are cheaply priced relative to earnings prospects and book value. That approach worked quite well over the past year as value-type strategies performed strongly in the market overall.

During this fiscal year, the Fund benefited from outperformance by rapidly growing stocks. Specifically, its return was helped by overweighted positions in Nucor Corp. (+56% for the year) and Masco Corp. (+27%). Underweightings in Cardinal Health (–21%), Cisco Systems (–8%), and Lilly Eli & Co. (–16%) were helpful as well. (We had no position in Cardinal Health at period-end.) The Fund also benefited from a slight emphasis on value stocks as compared with the S&P 500 Index. On the other hand, relative performance was hurt by not holding eBay (+75%) and by overweightings in Teradyne (–27%) and Pfizer (–7%).

Note: The numbers in parentheses represent the securities’ returns over the full reporting period. The portfolio’s position may have varied in size during that period. The Portfolio of Investments following this report shows the size of the Fund’s positions at period-end.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2004, at the beginning of the period and held through the six-month period ended October 31, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The

Dryden Large-Cap Core Equity Fund	5

Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Large-Cap Core Equity Fund		Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,030	1.14%	$5.82
	Hypothetical	$1,000	$1,019	1.14%	$5.79

Class B	Actual	$1,000	$1,026	1.89%	$9.63
	Hypothetical	$1,000	$1,016	1.89%	$9.58

Class C	Actual	$1,000	$1,026	1.89%	$9.63
	Hypothetical	$1,000	$1,016	1.89%	$9.58

Class Z	Actual	$1,000	$1,030	0.89%	$4.54
	Hypothetical	$1,000	$1,021	0.89%	$4.52

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2004, and divided by the 366 days in the year ended October 31, 2004 (to reflect the six-month period).

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Portfolio of Investments

as of October 31, 2004

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS
CONSUMER DISCRETIONARY 14.3%

Auto & Truck 1.1%
32,000	Dana Corp.	$477,120
97,800	Ford Motor Co.(b)	1,274,334
5,400	Monaco Coach Corp.	95,850
3,400	Navistar International Corp.(a)(b)	117,470
4,400	PACCAR, Inc.	304,964

		2,269,738

Hotels, Restaurants & Leisure 1.4%
4,200	Brunswick Corp.	197,064
11,400	CEC Entertainment, Inc.(a)	433,428
27,500	Darden Restaurants, Inc.(b)	673,750
700	Jack in the Box, Inc.(a)(b)	23,359
37,300	McDonald’s Corp.	1,087,295
7,000	Yum! Brands, Inc.	304,500

		2,719,396

Housing Construction 0.6%
20,000	D.R. Horton, Inc.	600,000
3,800	KB HOME(b)	312,550
5,800	Standard Pacific Corp.(b)	325,670

		1,238,220

Internet & Catalog Retail 0.5%
46,900	Sabre Holdings Corp.	1,008,819

Media 3.6%
46,400	Clear Channel Communications, Inc.	1,549,760
8,100	Comcast Corp. (Class A)(a)	238,950
65,800	Disney (Walt) Co.(b)	1,659,476
13,000	Gannett Co., Inc.(b)	1,078,350
155,700	Time Warner, Inc.(a)(b)	2,590,848
1,100	Viacom, Inc. (Class B)	40,139

		7,157,523

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	7

Portfolio of Investments

as of October 31, 2004 Cont’d.

Shares	Description	Value (Note 1)

Multiline Retail 2.8%
6,700	Federated Department Stores, Inc.	$338,015
1,500	J.C. Penney Co., Inc.	51,885
2,300	Kmart Holding Corp.(a)(b)	211,692
3,000	Supervalu, Inc.	88,470
92,600	Wal-Mart Stores, Inc.	4,992,992

		5,683,054

Specialty Retail 4.3%
6,400	Bed Bath & Beyond, Inc.(a)	261,056
9,900	Best Buy Co., Inc.(b)	586,278
3,800	Electronics Boutique Holdings Corp.(a)(b)	129,732
20,500	Hasbro, Inc.(b)	362,645
48,800	Home Depot, Inc.	2,004,704
26,600	Jones Apparel Group, Inc.(b)	938,980
2,900	K2, Inc.(a)	47,038
54,600	Limited Brands	1,352,988
8,100	Liz Claiborne, Inc.	331,128
17,200	Lowe’s Companies, Inc.	968,016
16,650	Pacific Sunwear of California, Inc.(a)	390,276
11,600	Starbucks Corp.(a)	613,408
11,700	The Gap, Inc.(b)	233,766
16,500	The Yankee Candle Co., Inc.(a)	457,050

		8,677,065
CONSUMER STAPLES 7.2%

Beverages 2.6%
27,400	Anheuser-Busch Cos., Inc.	1,368,630
48,400	Coca-Cola Co.	1,967,944
43,400	Pepsi Bottling Group, Inc. (The)(b)	1,216,936
11,660	PepsiCo, Inc.	578,103

		5,131,613

Cosmetics & Soaps 2.0%
15,300	Kimberly-Clark Corp.	912,951
30,200	Procter & Gamble Co.	1,545,636
35,900	The Gillette Co.(b)	1,489,132

		3,947,719

See Notes to Financial Statements.

8	www.jennisondryden.com

Shares	Description	Value (Note 1)

Food & Drug Retailing 0.5%
20,600	Kroger Co. (The)(a)	$311,266
11,500	Smart & Final, Inc.(a)	169,970
200	Sysco Corp.(b)	6,454
200	The Pantry, Inc.(a)	4,598
16,400	USANA Health Sciences, Inc.(a)(b)	489,212

		981,500

Food Products 1.0%
40,000	Archer-Daniels-Midland Co.(b)	774,800
1,100	Chiquita Brands Int’l., Inc.(a)	19,822
400	Del Monte Foods Co.(a)	4,272
2,500	General Mills, Inc.(b)	110,625
21,100	Pilgrim’s Pride Corp.(b)	570,544
4,900	Sara Lee Corp.	114,072
3,000	Smithfield Foods, Inc.(a)(b)	72,690
18,148	Tyson Foods, Inc. (Class A)(b)	263,146

		1,929,971

Tobacco 1.1%
37,800	Altria Group, Inc.	1,831,788
5,800	Reynolds American, Inc.(b)	399,388

		2,231,176
ENERGY 8.3%

Oil & Gas Exploration/Production 5.1%
18,200	Anadarko Petroleum Corp.(b)	1,227,590
18,000	Apache Corp.	912,600
5,000	Burlington Resources, Inc.	207,500
49,600	CMS Energy Corp.(a)(b)	464,256
30,300	Conoco Phillips	2,554,593
3,600	Cooper Cameron Corp.(a)	174,060
17,100	Devon Energy Corp.(b)	1,264,887
11,400	Halliburton Co.	422,256
700	Newfield Exploration Co.(a)	40,740
12,400	Occidental Petroleum Corp.	692,292
2,700	Pogo Producing Co.	123,795
27,800	Schlumberger Ltd.	1,749,732
7,600	Unit Corp.(a)(b)	281,884
1,400	Universal Compression Holdings, Inc.(a)	48,412

		10,164,597

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	9

Portfolio of Investments

as of October 31, 2004 Cont’d.

Shares	Description	Value (Note 1)

Petroleum & Coal 3.2%
29,290	ChevronTexaco Corp.	$1,554,128
98,909	Exxon Mobil Corp.	4,868,301

		6,422,429
FINANCIALS 20.1%

Banking 5.5%
65,800	Bank of America Corp.	2,947,182
16,800	BB&T Corp.	690,648
500	First Horizon National Corp.(b)	21,640
600	Golden West Financial Corp.(b)	70,152
24,700	KeyCorp.(b)	829,673
7,900	NewAlliance Bancshares, Inc.	109,652
27,300	PNC Financial Services Group	1,427,790
900	Popular, Inc.	23,148
7,300	SunTrust Banks, Inc.(b)	513,774
71,591	U.S. Bancorp	2,048,219
40,000	Wells Fargo & Co.(b)	2,388,800

		11,070,678

Financial Services 11.1%
5,300	American Express Co.	281,271
1,700	CapitalSource, Inc.(a)(b)	38,080
8,000	CharterMac	185,280
124,700	Citigroup, Inc.	5,532,939
4,400	CompuCredit Corp.(a)	83,732
16,596	Countrywide Credit Industries, Inc.	529,910
9,200	Fannie Mae(b)	645,380
13,800	Freddie Mac	919,080
18,400	Goldman Sachs Group, Inc. (The)	1,810,192
55,398	J.P. Morgan Chase & Co.	2,138,363
12,200	Lehman Brothers Holdings, Inc.	1,002,230
24,700	MBNA Corp.	633,061
40,800	Merrill Lynch & Co., Inc.	2,200,752
2,900	Moody’s Corp.	225,649
33,000	Morgan Stanley	1,685,970
16,400	National City Corp.(b)	639,108
4,200	New Century Financial Corp.(b)	231,630
6,000	Providian Financial Corp.(a)	93,300
5,600	The Bear Stearns Cos., Inc.(b)	530,600

See Notes to Financial Statements.

10	www.jennisondryden.com

Shares	Description	Value (Note 1)

45,400	Wachovia Corp.(b)	$2,234,134
17,975	Washington Mutual, Inc.	695,812

		22,336,473

Insurance 3.4%
15,400	ACE Ltd.	586,124
20,600	Allstate Corp.(b)	990,654
900	American Financial Group, Inc.(b)	26,640
41,696	American International. Group, Inc.	2,531,364
3,000	Chubb Corp.(b)	216,390
7,400	Genworth Financial, Inc.	176,564
13,700	Infinity Property & Casualty Corp.	425,796
3,100	LandAmerica Financial Group, Inc.	151,745
7,700	MetLife, Inc.	295,295
2,600	SAFECO Corp.(b)	120,224
18,072	St. Paul Cos., Inc. (The)	613,725
44,700	UnumProvident Corp.(b)	610,602

		6,745,123

Real Estate Investment Trusts 0.1%
1,500	Simon Property Group, Inc.	87,480
HEALTHCARE 13.4%

Biotechnology 1.5%
45,100	Amgen, Inc.(a)	2,561,680
10,400	Cephalon, Inc.(a)(b)	495,768

		3,057,448

Healthcare Equipment & Supplies 2.8%
2,800	Align Technology, Inc.(a)	29,050
10,800	Applera Corp.-Applied Biosystems Group	206,064
27,700	Becton, Dickinson & Co.	1,454,250
5,600	C.R. Bard, Inc.	318,080
12,200	Edwards Lifesciences Corp.(a)	416,996
2,200	Fisher Scientific International, Inc.(a)	126,192
1,200	IDEXX Laboratories, Inc.(a)	59,808
39,400	Medtronic, Inc.	2,013,734
11,500	Molecular Devices Corp.(a)	230,172
37,400	PerkinElmer, Inc.	768,196
1,500	Ventana Medical Systems, Inc.(a)(b)	81,180

		5,703,722

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	11

Portfolio of Investments

as of October 31, 2004 Cont’d.

Shares	Description	Value (Note 1)

Healthcare Providers & Services 2.1%
4,200	Aetna, Inc.	$399,000
14,900	Anthem, Inc.(a)(b)	1,197,960
4,500	HCA, Inc.	165,285
19,000	Humana, Inc.(a)	363,850
8,000	Manor Care, Inc.	261,920
6,500	UnitedHealth Group, Inc.(b)	470,600
13,600	WellPoint Health Networks, Inc.(a)	1,328,176

		4,186,791

Pharmaceuticals 7.0%
2,700	Abbott Laboratories	115,101
6,400	Bristol-Myers Squibb Co.(b)	149,952
2,500	First Horizon Pharmaceutical Corp.(a)(b)	61,450
3,700	Forest Laboratories, Inc.(a)	165,020
4,779	Hospira, Inc.(a)	152,498
73,504	Johnson & Johnson(b)	4,291,164
4,300	Lilly Eli & Co.	236,113
63,600	Merck & Co., Inc.	1,991,316
180,935	Pfizer, Inc.	5,238,068
6,700	United Therapeutics Corp.(a)(b)	209,442
35,900	Wyeth	1,423,435

		14,033,559
INDUSTRIALS 12.7%

Aerospace/Defense 2.8%
2,100	Boeing Co.(b)	104,790
13,200	General Dynamics Corp.(b)	1,347,984
16,100	Lockheed Martin Corp.	886,949
33,000	Northrop Grumman Corp.	1,707,750
16,600	United Technologies Corp.	1,540,812

		5,588,285

Building Products 0.9%
51,000	Masco Corp.(b)	1,747,260

Business Services 1.0%
21,309	Apollo Group, Inc. (Class A)(a)(b)	1,406,394
41,900	Convergys Corp.(a)	545,119
12,200	Pegasus Solutions, Inc.(a)	127,002

		2,078,515

See Notes to Financial Statements.

12	www.jennisondryden.com

Shares	Description	Value (Note 1)

Data Processing/Management 0.1%
4,700	First Data Corp.(b)	$194,016

Diversified Manufacturing Operations 0.9%
10,200	Cooper Industries, Ltd. (Class A)	651,780
7,300	Eaton Corp.(b)	466,835
2,900	Illinois Tool Works, Inc.(b)	267,612
7,500	Ingersoll-Rand Co. (Class A)	513,300

		1,899,527

Electrical Equipment 0.6%
15,700	Emerson Electric Co.	1,005,585
5,600	Energizer Holdings, Inc.(a)(b)	260,008

		1,265,593

Industrial Conglomerates 4.2%
2,300	3M Co.(b)	178,411
3,100	Dover Corp.	121,737
164,000	General Electric Co.	5,595,680
81,700	Tyco International Ltd.	2,544,955

		8,440,783

Machinery 0.8%
3,700	Caterpillar, Inc.	297,998
20,700	Deere & Co.	1,237,446

		1,535,444

Transportation 1.4%
11,200	FedEx Corp.(b)	1,020,544
3,400	RailAmerica, Inc.(a)	37,706
2,900	Swift Transportation Co., Inc.(a)(b)	54,810
20,600	United Parcel Service, Inc. (Class B)	1,631,108

		2,744,168
INFORMATION TECHNOLOGY 14.3%

Communications Equipment 1.9%
167,600	Cisco Systems, Inc.(a)	3,219,596
33,500	Polycom, Inc.(a)(b)	691,775

		3,911,371

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	13

Portfolio of Investments

as of October 31, 2004 Cont’d.

Shares	Description	Value (Note 1)

Computers 3.1%
6,500	Agilysys, Inc.	$111,085
17,100	Dell, Inc.(a)	599,526
59,850	Hewlett-Packard Co.	1,116,801
46,300	International Business Machines Corp.	4,155,425
3,200	Lexmark International, Inc.(a)	265,952
5,300	Seagate Technology, Inc.(a)(d)	0

		6,248,789

Computer Software & Services 5.4%
146,600	EMC Corp.(a)(b)	1,886,742
19,900	Intuit, Inc.(a)	902,664
167,100	Microsoft Corp.	4,677,129
15,100	Network Appliance, Inc.(a)(b)	369,497
179,500	Oracle Corp.(a)	2,272,470
1,000	SERENA Software, Inc.(a)(b)	17,740
4,900	Wind River Systems, Inc.(a)	65,611
39,200	Xerox Corp.(a)(b)	578,984

		10,770,837

Electronic Components 0.8%
13,900	Cree, Inc.(a)(b)	479,689
4,600	Microchip Technology, Inc.	139,150
110,800	Sanmina-SCI Corp.(a)	886,400
15,700	Skyworks Solutions, Inc.(a)	139,573

		1,644,812

Internet 1.3%
24,100	EarthLink, Inc.(a)	248,953
62,800	Yahoo! Inc.(a)(b)	2,272,732

		2,521,685

Semiconductors 1.8%
78,800	Intel Corp.	1,754,088
35,500	Linear Technology Corp.(b)	1,344,740
10,700	Maxim Integrated Products, Inc.	470,693

		3,569,521
MATERIALS 2.8%

Chemicals 0.9%
4,800	Cabot Microelectronics Corp.(a)(b)	172,944
8,900	E. I. du Pont de Nemours & Co.	381,543

See Notes to Financial Statements.

14	www.jennisondryden.com

Shares	Description	Value (Note 1)

1,800	Engelhard Corp.	$50,940
6,800	MacDermid, Inc.(b)	214,608
4,500	OM Group, Inc.(a)	148,455
5,400	RPM International, Inc.	95,202
5,000	The Dow Chemical Co.(b)	224,700
29,300	The Mosaic Co.(a)(b)	440,672

		1,729,064

Containers & Packaging 0.1%
7,300	Ball Corp.	290,905

Metals & Mining 0.9%
21,500	Allegheny Technologies, Inc.	361,415
35,200	Nucor Corp.(b)	1,486,496

		1,847,911

Paper & Packaging 0.9%
28,300	Georgia-Pacific Corp.	978,897
36,500	Louisiana-Pacific Corp.(b)	894,615

		1,873,512
TELECOMMUNICATION SERVICES 4.5%

Diversified Telecommunication Services 3.0%
2,900	ALLTEL Corp.	159,297
54,300	AT&T Corp.(b)	929,073
79,100	Corning, Inc.(a)	905,695
18,900	SBC Communications, Inc.	477,414
36,600	Sprint Corp.	766,770
47,200	Tellabs, Inc.(a)	377,600
63,000	Verizon Communications, Inc.	2,463,300

		6,079,149

Wireless Telecommunication Services 1.5%
21,400	CenturyTel, Inc.(b)	686,726
48,400	QUALCOMM, Inc.	2,023,604
12,000	Western Wireless Corp. (Class A)(a)(b)	349,680

		3,060,010
UTILITIES 1.9%

Electric Utilities 1.5%
16,900	AES Corp.(a)	184,210
5,400	Constellation Energy Group	219,348
2,400	Dominion Resources, Inc.(b)	154,368

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	15

Portfolio of Investments

as of October 31, 2004 Cont’d.

Shares	Description	Value (Note 1)

100	DTE Energy Co.	$4,271
29,476	Exelon Corp.	1,167,839
1,000	FPL Group, Inc.	68,900
18,600	Progress Energy, Inc.(b)	768,180
25,700	Xcel Energy, Inc.(b)	439,470

		3,006,586

Gas Utilities 0.4%
14,100	NiSource, Inc.	302,445
14,600	Sempra Energy	489,684

		792,129

	Total long-term investments (cost $170,550,149)	199,623,966

SHORT-TERM INVESTMENTS 27.0%

MUTUAL FUND 27.0%
54,091,354	Dryden Core Investment Fund - Taxable Money Market Series(c) (Note 3)	54,091,354

Principal Amount (000)

U.S. GOVERNMENT SECURITIES
$60	United States Treasury Bills(e)(f) 1.82%, 12/16/04	59,877

	Total short-term investments (cost $54,151,231)	54,151,231

	Total Investments 126.5% (cost $224,701,380; Note 5)	253,775,197
	Liabilities in excess of other assets (26.5%)	(53,196,951)

	Net Assets 100%	$200,578,246

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan, see Note 4.
(c)	Represents security purchased with cash collateral received for securities on loan; see Note 4.
(d)	Fair valued security, see Note 1.
(e)	All or portion of security segregated as collateral for financial futures contracts.
(f)	Rate quoted represents yield-to-maturity as of purchase date.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2004 was as follows:

Mutual Fund	27.0%
Financials	20.1
Consumer Discretionary	14.3
Information Technology	14.3
Healthcare	13.4
Industrials	12.7
Energy	8.3
Consumer Staples	7.1
Telecommunication Services	4.5
Materials	2.9
Utilities	1.9

126.5
Liabilities in excess of other assets	(26.5)

100.0%

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	17

Statement of Assets and Liabilities

as of October 31, 2004

Assets
Investments, at value, including securities on loan of $52,061,421 (cost $224,701,380)	$253,775,197
Cash	46
Dividends and interest receivable	260,840
Receivable for Fund shares sold	31,665
Prepaid expenses	4,480
Due from broker—variation margin	2,025
Foreign tax reclaim receivable	16

Total assets	254,074,269

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	52,489,283
Payable for Fund shares reacquired	607,546
Accrued expenses	159,091
Distribution fee payable	128,585
Management fee payable	110,356
Deferred trustees’ fees	1,162

Total liabilities	53,496,023

Net Assets	$200,578,246

Net assets were comprised of:
Shares of beneficial interest, at par	$19,914
Paid-in capital in excess of par	234,441,873

234,461,787
Accumulated net realized loss on investments and futures	(62,967,033)
Net unrealized appreciation on investments and futures	29,083,492

Net assets October 31, 2004	$200,578,246

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($49,979,212 ÷ 4,824,870 shares of beneficial interest issued and outstanding)	$10.36
Maximum sales charge (5.50% of offering price)	0.60

Maximum offering price to public	$10.96

Class B
Net asset value, offering price and redemption price per share
($89,099,465 ÷ 8,964,729 shares of beneficial interest issued and outstanding)	$9.94

Class C
Net asset value, offering price and redemption price per share
($50,042,497 ÷ 5,034,951 shares of beneficial interest issued and outstanding)	$9.94

Class Z
Net asset value, offering price and redemption price per share
($11,457,072 ÷ 1,088,974 shares of beneficial interest issued and outstanding)	$10.52

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	19

Statement of Operations

Year Ended October 31, 2004

Net Investment Loss
Income
Dividends (net of foreign withholding taxes of $894)	$3,343,693
Income from securities loaned, net	49,375
Interest	2,953

Total income	3,396,021

Expenses
Management fee	1,352,314
Distribution fee—Class A	121,907
Distribution fee—Class B	965,116
Distribution fee—Class C	538,683
Transfer agent’s fees and expenses	203,000
Custodian’s fees and expenses	178,000
Reports to shareholders	50,000
Registration fees	50,000
Legal fees and expenses	22,000
Audit fee	17,000
Trustees’ fees	11,000
Miscellaneous	15,658

Total expenses	3,524,678

Net investment loss	(128,657)

Realized And Unrealized Gain (Loss) On Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	18,826,405
Financial futures transactions	9,933
Foreign currency transactions	(9)

18,836,329

Net change in unrealized appreciation (depreciation) on:
Investments	(674,038)
Financial futures contracts	9,675

(664,363)

Net gain on investments	18,171,966

Net Increase In Net Assets Resulting From Operations	$18,043,309

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended October 31,
	2004	2003
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(128,657)	$(114,741)
Net realized gain (loss) on investment transactions	18,836,329	(9,589,709)
Net change in unrealized appreciation (depreciation) on investments	(664,363)	48,262,756

Net increase in net assets resulting from operations	18,043,309	38,558,306

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	25,427,167	15,961,594
Cost of shares reacquired	(55,465,972)	(52,411,251)

Net decrease in net assets from Fund share transactions	(30,038,805)	(36,449,657)

Total increase (decrease)	(11,995,496)	2,108,649

Net Assets
Beginning of year	212,573,742	210,465,093

End of year	$200,578,246	$212,573,742

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	21

Notes to Financial Statements

Dryden Large-Cap Core Equity Fund (the “Fund”) is a series of Dryden Tax-Managed Funds (the “Trust”), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust was incorporated as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 3, 1999.

The Fund’s investment objective is to seek long-term after-tax growth of capital. It invests in a portfolio of equity-related securities, such as common stock and convertible securities of U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by the other mutual funds to calculate their net asset values. Fair valued securities are noted in the Portfolio of Investments.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

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Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	23

Notes to Financial Statements

Cont’d

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time related income is earned.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of ..65 of 1% of the average daily net assets of the Fund up to and including $500 million and .60 of 1% of such assets in excess of $500 million.

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the year ended October 31, 2004, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $82,900 and $9,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended October 31, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended October 31, 2004, it received approximately $208,700 and $2,200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	25

Notes to Financial Statements

Cont’d

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period from October 1, 2003 through April 30, 2004, the SCA provided for a commitment of $800 million and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 3, 2004, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is October 29, 2004.

Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement is $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement will be October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the year ended October 31, 2004.

Note 3. Other Transactions with Affiliate

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the year ended October 31, 2004, the Fund incurred fees of approximately $159,600 for the services of PMFS. As of October 31, 2004, approximately $12,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $33,400 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) affiliates of PI, was approximately $29,300 for the year ended October 31, 2004. As of October 31, 2004, approximately $5,000 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

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PIM is the securities lending agent for the Fund. For the year ended October 31, 2004, PIM has been compensated in the amount of approximately $16,500 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended October 31, 2004, the Fund earned income of approximately $11,100 and $49,400, from the Portfolio, by investing its excess cash and collateral received from securities lending, respectively.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended October 31, 2004 were $151,582,769 and $181,694,983, respectively.

As of October 31, 2004, the Fund had securities on loan with an aggregate market value of $52,061,421. The Fund received $52,489,283 in cash collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

During the year ended October 31, 2004, the Fund entered into financial futures contracts. Details of open contracts at October 31, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2004	Unrealized Appreciation
3	Long Positions: S&P 500 Index	Dec. 04	$838,050	$847,725	$9,675

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment loss and accumulated net realized loss on investments and futures on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment loss and accumulated net realized loss on investments and futures. For the year ended October 31, 2004, the adjustments were to decrease net investment loss by $128,657, decrease accumulated net realized loss by $9 and decrease

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	27

Notes to Financial Statements

Cont’d

paid-in-capital in excess of par by $128,666 for net operating loss and differences in the treatment of book and tax purposes of certain transactions involving foreign currencies. Net investment income, net realized gains and net assets were not affected by this change.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$226,369,640	$31,618,545	$4,212,988	$27,405,557

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

As of October 31, 2004, the Fund had a capital loss carryforward for tax purposes of approximately $61,289,100 of which $2,653,000 expires in 2008, $38,550,400 expires in 2009, $10,888,600 expires in 2010 and $9,197,100 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. In addition, the fund utilized approximately $18,550,200 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2004.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. Effective on March 15, 2004, All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDS) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are not subject to a initial sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date or purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

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Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value. As of October 31, 2004, PI owned 2,500 shares each of Class A, Class B, Class C and Class Z shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended October 31, 2004:
Shares sold	872,498	$8,895,584
Shares reacquired	(1,594,825)	(16,178,718)

Net increase (decrease) in shares outstanding before conversion	(722,327)	(7,283,134)
Shares issued upon conversion from Class B	156,689	1,599,605

Net increase (decrease) in shares outstanding	(565,638)	$(5,683,529)

Year ended October 31, 2003:
Shares sold	623,442	$5,195,495
Shares reacquired	(1,784,191)	(14,912,577)

Net increase (decrease) in shares outstanding before conversion	(1,160,749)	(9,717,082)
Shares issued upon conversion from Class B	224,963	1,841,157

Net increase (decrease) in shares outstanding	(935,786)	$(7,875,925)

Class B
Year ended October 31, 2004:
Shares sold	423,538	$4,124,787
Shares reacquired	(2,140,201)	(20,789,785)

Net increase (decrease) in shares outstanding before conversion	(1,716,663)	(16,664,998)
Shares reacquired upon conversion into Class A	(162,764)	(1,599,605)

Net increase (decrease) in shares outstanding	(1,879,427)	$(18,264,603)

Year ended October 31, 2003:
Shares sold	519,245	$4,151,406
Shares reacquired	(2,585,010)	(20,645,538)

Net increase (decrease) in shares outstanding before conversion	(2,065,765)	(16,494,132)
Shares reacquired upon conversion into Class A	(231,772)	(1,841,157)

Net increase (decrease) in shares outstanding	(2,297,537)	$(18,335,289)

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	29

Notes to Financial Statements

Cont’d

Class C	Shares	Amount
Year ended October 31, 2004:
Shares sold	274,118	$2,649,583
Shares reacquired	(1,261,684)	(12,252,075)

Net increase (decrease) in shares outstanding	(987,566)	$(9,602,492)

Year ended October 31, 2003:
Shares sold	526,929	$4,212,155
Shares reacquired	(1,671,770)	(13,323,480)

Net increase (decrease) in shares outstanding	(1,144,841)	$(9,111,325)

Class Z	Shares	Amount
Year ended October 31, 2004:
Shares sold	944,300	$9,757,213
Shares reacquired	(605,841)	(6,245,394)

Net increase (decrease) in shares outstanding	338,459	$3,511,819

Year ended October 30, 2003:
Shares sold	293,413	$2,402,538
Shares reacquired	(427,547)	(3,529,656)

Net increase (decrease) in shares outstanding	(134,134)	$(1,127,118)

Note 7. Subsequent Events

On December 6, 2004 the Board of Trustees of the Fund declared the following dividends per share, payable on December 9, 2004 to shareholders of record on December 8, 2004.

	Class A	Class Z
Ordinary Income	$0.073	$0.100

30	www.jennisondryden.com

Financial Highlights

OCTOBER 31, 2004	ANNUAL REPORT

Dryden Tax-Managed Funds/

Dryden Large-Cap Core Equity Fund

Financial Highlights

Class A
Year Ended October 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$9.47

Income (Loss) from investment operations
Net investment income	0.05
Net realized and unrealized gain (loss) on investment transactions	0.84

Total from investment operations	0.89

Net asset value, end of year	$10.36

Total Return(a):	9.40%
Ratios/Supplemental Data:
Net assets, end of year (000)	$49,979
Average net assets (000)	$48,763
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.16%
Expenses, excluding distribution and service (12b-1) fees	0.91%
Net investment income	0.47%
For Class A, B, C and Z shares:
Portfolio turnover rate	73%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions.
(b)	Based on average shares outstanding during the year.
(c)	Less than $0.005 per share.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of Class A shares.

See Notes to Financial Statements.

32	www.jennisondryden.com

Class A
Year Ended October 31,
2003	2002(b)	2001(b)	2000(b)

$7.79	$9.06	$12.41	$11.27

0.04	0.03	0.02	— (c)
1.64	(1.30)	(3.37)	1.14

1.68	(1.27)	(3.35)	1.14

$9.47	$7.79	$9.06	$12.41

21.57%	(14.02)%	(26.99)%	10.12%

$51,026	$49,310	$66,778	$92,685
$48,812	$62,399	$81,887	$91,064

1.19%	1.16%	1.10%	1.09%
0.94%	0.91%	0.85%	0.84%
0.48%	0.32%	0.15%	0.03%

69%	69%	73%	94%

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	33

Financial Highlights

Cont’d

Class B
Year Ended October 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$9.15

Income (Loss) from investment operations
Net investment loss	(0.03)
Net realized and unrealized gain (loss) on investment transactions	0.82

Total from investment operations	0.79

Net asset value, end of year	$9.94

Total Return(a):	8.63%
Ratios/Supplemental Data:
Net assets, end of year (000)	$89,099
Average net assets (000)	$96,512
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.91%
Expenses, excluding distribution and service (12b-1) fees	0.91%
Net investment loss	(0.28)%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions.
(b)	Based on average shares of outstanding during the year.

See Notes to Financial Statements.

34	www.jennisondryden.com

Class B
Year Ended October 31,
2003	2002(b)	2001(b)	2000(b)

$7.59	$8.89	$12.27	$11.22

(0.02)	(0.04)	(0.06)	(0.09)
1.58	(1.26)	(3.32)	1.14

1.56	(1.30)	(3.38)	1.05

$9.15	$7.59	$8.89	$12.27

20.55%	(14.62)%	(27.55)%	9.36%

$99,237	$99,771	$147,021	$214,700
$95,925	$132,783	$184,943	$205,175

1.94%	1.91%	1.85%	1.84%
0.94%	0.91%	0.85%	0.84%
(0.27)%	(0.43)%	(0.60)%	(0.72)%

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	35

Financial Highlights

Cont’d

Class C
Year Ended October 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$9.15

Income (Loss) from investment operations
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment transactions	0.82

Total from investment operations	0.79

Net asset value, end of year	$9.94

Total Return(a):	8.63%
Ratios/Supplemental Data:
Net assets, end of year (000)	$50,042
Average net assets (000)	$53,868
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.91%
Expenses, excluding distribution and service (12b-1) fees	0.91%
Net investment loss	(0.28)%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions.
(b)	Based on average shares outstanding during the year.

See Notes to Financial Statements.

36	www.jennisondryden.com

Class C
Year Ended October 31,
2003	2002(b)	2001(b)	2000(b)

$7.59	$8.89	$12.27	$11.22

(0.02)	(0.04)	(0.06)	(0.09)
1.58	(1.26)	(3.32)	1.14

1.56	(1.30)	(3.38)	1.05

9.15	$7.59	$8.89	$12.27

20.55%	(14.62)%	(27.55)%	9.36%

$55,112	$54,415	$85,848	$131,554
$52,674	$75,295	$109,346	$126,881

1.94%	1.91%	1.85%	1.84%
0.94%	0.91%	0.85%	0.84%
(0.27)%	(0.43)%	(0.60)%	(0.72)%

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	37

Financial Highlights

Cont’d

Class Z
Year Ended October 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$9.59

Income (Loss) from investment operations
Net investment income	0.06
Net realized and unrealized gain (loss) on investment transactions	0.87

Total from investment operations	0.93

Net asset value, end of year	$10.52

Total Return(a):	9.70%
Ratios/Supplemental Data:
Net assets, end of year (000)	$11,457
Average net assets (000)	$8,905
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.91%
Expenses, excluding distribution and service (12b-1) fees	0.91%
Net investment income	0.73%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions.
(b)	Based on average shares outstanding during the year.

See Notes to Financial Statements.

38	www.jennisondryden.com

Class Z
Year Ended October 31,
2003	2002(b)	2001(b)	2000(b)

$7.88	$9.13	$12.48	$11.30

0.07	0.05	0.04	0.03
1.64	(1.30)	(3.39)	1.15

1.71	(1.25)	(3.35)	1.18

$9.59	$7.88	$9.13	$12.48

21.70%	(13.69)%	(26.84)%	10.44%

$7,198	$6,969	$13,469	$18,167
$6,981	$11,218	$18,523	$17,464

0.94%	0.91%	0.85%	0.84%
0.94%	0.91%	0.85%	0.84%
0.73%	0.55%	0.39%	0.28%

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	39

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Dryden Tax-Managed Funds—Dryden Large-Cap Core Equity Fund

We have audited the accompanying statement of assets and liabilities of Dryden Tax-Managed Funds—Dryden Large-Cap Core Equity Fund hereafter referred to as the “Fund”, including the portfolio of investments, as of October 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2003 and the financial highlights for the periods presented prior to the year ended October 31, 2004, were audited by other auditors, whose report dated, December 22, 2003, expressed an unqualified opinion thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund, as of October 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 22, 2004

40	www.jennisondryden.com

Management of the Fund

(Unaudited)

Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Trustees2

David E.A. Carson (70), Trustee since 20033

Oversees 9x portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer (1983-1997) of People’s Bank.

Other Directorships held:4 Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (70), Trustee since 20033

Oversees 100 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:4 Director of Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company); Director (since April 1999) of the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (65), Trustee since 19983

Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May 2000) of Gannett Co., Inc.

Other Directorships held:4 Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

Richard A. Redeker (61), Trustee since 19983

Oversees 94 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:4 None.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	41

Robin B. Smith (65), Trustee since 19983

Oversees 99 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:4 Director of BellSouth Corporation (since 1992).

Stephen Stoneburn (61), Trustee since 20033

Oversees 97 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:4 None

Clay T. Whitehead (66), Trustee since 19983

Oversees 98 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:4 Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Trustees1

Judy A. Rice (56), President since 2003 and Trustee since 20003

Oversees 101 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:4 None

Robert F. Gunia (58), Vice President and Trustee since 19983

Oversees 175 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

42	www.jennisondryden.com

Other Directorships held:4 Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Fund is set forth below.

Officers2

William V. Healey (51), Chief Legal Officer and Secretary since 20042

Principal occupations (last 5 years): Vice President and Associate General Counsel (since 1998) of Prudential; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Investments LLC; Senior Vice President, Chief Legal Officer and Secretary (since December 1998) of Prudential Investment Management Services LLC; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Mutual Fund Services LLC; Vice President and Secretary (since October 1998) of Prudential Investment Management, Inc., Executive Vice President and Chief Legal Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Fund Services, Inc. and American Skandia Advisory Services, Inc.; Director (June 1999-June 2002 and June 2003-present) of ICI Mutual Insurance Company; prior to August 1998, Associate General Counsel of the Dreyfus Corporation (Dreyfus), a subsidiary of Mellon Bank, N.A. (Mellon Bank), and an officer and/or director of various affiliates of Mellon Bank and Dreyfus.

Deborah A. Docs (46), Assistant Secretary since 2004

Vice President and Corporate Counsel (since January 2001) of Prudential, Vice President and Assistant Secretary (since December 1995) of PI; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc.

Maryanne Ryan (40), Anti-Money Laundering Compliance Officer since 20023

Principal occupations (last 5 years): Vice President, Prudential (since November 1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Lee D. Augsburger (45), Chief Compliance Officer since 2004X

Principal occupations (last 5 years): Vice President and Chief Compliance Officer (since May 2003) of PI; Vice President and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; formerly Vice President and Chief Legal Officer—Annuities (August 1999-October 2000) of Prudential Insurance Company of America; Vice President and Corporate Counsel (November 1997-August 1999) of Prudential Insurance Company of America.

Grace C. Torres (45), Treasurer and Principal Financial and Accounting Officer since 19983

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI, Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

[1]	“Interested” Trustee, as defined in the 1940 Act, by reason of employment with the Manager, (Prudential Investments LLC or PI), the Subadviser (Quantative Management Associates LLC or QMA) or the Distributor (Prudential Investment Management Services LLC or PIMS).

[2]	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	43

[3]	There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Trustee and/or Officer.

[4]	This includes only directorships of companies requested to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

Additional information about the Fund’s Trustees is included in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

44	www.jennisondryden.com

Additional Information

(Unaudited)

Commencing after October 31, 2004, the Fund will file a complete portfolio of holdings on the Fund’s first and third quarter-end on Form N-Q with the Securities and Exchange Commission (the “Commission”). Form N-Q will be available on the Commission’s website at http://www.sec.gov or by visiting the Commission’s Public Reference Room. For information on the Commission’s Public Reference Room visit the Commission’s website.

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	45

Growth of a $10,000 Investment

Average Annual Total Returns (With Sales Charges) as of 10/31/04
	One Year	Three Years	Since Inception
Class A	3.38%	–2.78%	–0.37%
Class B	3.63	–2.59	–0.28
Class C	7.63	–2.39	–0.11
Class Z	9.70	–1.42	0.90

Average Annual Total Returns (Without Sales Charges) as of 10/31/04
	One Year	Three Years	Since Inception
Class A	9.40%	–1.67%	0.63%
Class B	8.63	–2.39	–0.11
Class C	8.63	–2.39	–0.11
Class Z	9.70	–1.42	0.90

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50%.

Source: Prudential Investments LLC and Lipper Inc. Inception date: 3/3/99.

Visit our website at www.jennisondryden.com

The graph compares a $10,000 investment in the Dryden Large-Cap Core Equity Fund (Class A shares) with a similar investment in the S&P 500 Index by portraying the initial account values at the commencement of operations of Class A shares (March 3, 1999) and the account values at the end of the current fiscal year (October 31, 2004) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares through October 31, 2004, the returns shown in the graph and for Class A shares in the tables would have been lower.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices in the United States have performed. The S&P 500 Index’s total returns include the reinvestment of all dividends, but do not include the effects of sales charges, operating expenses of a mutual fund, or taxes. These returns would be lower if they included the effects of sales charges, operating expenses, or taxes. The securities that comprise the S&P 500 Index may differ substantially from the securities in the Fund. The S&P 500 Index is not the only index that may be used to characterize performance of large-capitalization stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5.00% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Until February 2, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004, are not subject to a front-end sales charge, but are subject to a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the graph and tables reflect the share class expense structure in effect at the close of the fiscal period.

Dryden Large-Cap Core Equity Fund

■MAIL	■TELEPHONE	■WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger,
Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden Large-Cap Core Equity Fund
Share Class		A	B	C	Z
	NASDAQ	PTMAX	PTMBX	PTMCX	PTEZX
	CUSIP	26248W106	26248W205	26248W304	26248W403

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the
Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Large-Cap Core Equity Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Dryden Large-Cap Core Equity Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com within 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Large-Cap Core Equity Fund
Share Class	A	B	C	Z
NASDAQ	PTMAX	PTMBX	PTMCX	PTEZX
CUSIP	26248W106	26248W205	26248W304	26248W403

MF187E    IFS-A098919    Ed. 12/2004

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-802-2991, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal year ended October 31, 2004, KPMG LLP, the Registrant’s principal accountant, billed the Registrant $16,700 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings. KPMG did not serve as the Registrant’s principal accountant during fiscal year ended October 31, 2003, so no information for that fiscal year is provided.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g) Non-Audit Fees

Not applicable to Registrant. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the last fiscal year 2004 was $33,500. KPMG did not serve as the Registrant’s principal accountant during fiscal year 2003, so no information for that fiscal year is provided.

(h) Principal Accountants Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 –	Submission of Matters to a Vote of Security Holders:

On September 1, 2004, the Board of Trustees adopted the following nominations and communications policy:

Nominating and Governance Committee. The Nominating and Governance Committee of the Board of Trustees is responsible for nominating trustees and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act.

The Nominating and Governance Committee Charter is available on the Funds’ website at www.jennisondryden.com.

Selection of Trustee Nominees. The Nominating and Governance Committee is responsible for considering nominees for trustees at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a trustee nominee should submit his or her recommendation in writing to the Chair of the Board (Robin Smith) or the Chair of the Nominating and Governance Committee (Richard Redeker), in either case at Dryden Tax-Managed Funds, P.O. Box 13964, Philadelphia, PA 19176. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

Shareholder Communications with Trustees

Shareholders of the Funds can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Tax-Managed Funds, P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that director at Dryden Tax-Managed Funds, P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual trustees are not screened before being delivered to the addressee.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Attached hereto

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax Managed Funds

By (Signature and Title)*	/s/ WILLIAM V. HEALEY
William V. Healey Chief Legal Officer
Date December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer
Date December 21, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer
Date December 21, 2004

*	Print the name and title of each signing officer under his or her signature.